Loans and advances, net	12 Months Ended
Dec. 31, 2019
Loans and advances, net
Loans and advances, net

4.    Loans and advances, net

Loans and advances originated and retained by the Company consist of the following:

	As of December 31
	2018	2019
	RMB	RMB	US$
Current portion:
Loans receivable (i)
Auto-backed loans	233,893	125,058	17,963
Other secured loans	139,939	126,251	18,135
Unsecured loans	587,211	97,465	14,000
Sub-total	961,043	348,774	50,098

Acquired non-performing loans (ii)
Auto-backed loans	723,404	1,641,865	235,839
Other secured loans	364,424	358,535	51,500
Unsecured loans	197,820	426,526	61,267
Sub-total	1,285,648	2,426,926	348,606

Total current loans and advances	2,246,691	2,775,700	398,704
Allowance for loans and advances	(764,323)	(1,257,824)	(180,675)
Loans and advances, net	1,482,368	1,517,876	218,029

Non-current portion:
Loans receivable (i)
Auto-backed loans	176,923	16,858	2,422
Other secured loans	196,409	34,586	4,968
Unsecured loans	54,259	—	—
Total non-current loans and advances	427,591	51,444	7,390
Allowance for loans and advances	(6,027)	(1,801)	(259)
Loans and advances, net	421,564	49,643	7,131
(i)	Loans receivable represent loans originated by the Company with an original term up to three years and annual interest rate primarily ranging between 6%~36%;
(ii)	Acquired non-performing loans are overdue loans purchased by the Company from online investors and institutional funding partners;

The following table sets forth the activities in the allowance for loans and advances for the years ended December 31, 2017, 2018 and 2019:

2017	Loans receivable			Acquired non-performing loans
		Other			Other
	Auto- backed	secured	Unsecured	Auto- backed	secured	Unsecured
	loans	loans	loans	loans	loans	loans	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Beginning balance	—	—	—	(67,156)	—	(372)	(67,528)
Current year provision	(5,149)	(913)	(64,515)	(327,453)	(4,832)	(81,201)	(484,063)
Recoveries of loans previously written off	—	—	—	(18,943)	—	—	(18,943)
Write-offs	—	—	—	161,378	1,077	1,789	164,244
Ending balance	(5,149)	(913)	(64,515)	(252,174)	(3,755)	(79,784)	(406,290)

2018	Loans receivable			Acquired non-performing loans
		Other			Other
	Auto-backed	secured	Unsecured	Auto-backed	secured	Unsecured
	loans	loans	loans	loans	loans	loans	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Beginning balance	(5,149)	(913)	(64,515)	(252,174)	(3,755)	(79,784)	(406,290)
Current year provision	(7,864)	(4,427)	4,106	(430,213)	(53,245)	(259,929)	(751,572)
Recoveries of loans previously written off	—	—	—	(27,879)	(24)	(355)	(28,258)
Write-offs	—	—	—	242,492	18,323	154,955	415,770
Ending balance	(13,013)	(5,340)	(60,409)	(467,774)	(38,701)	(185,113)	(770,350)

2019	Loans receivable			Acquired non-performing loans
		Other			Other
	Auto-backed	secured	Unsecured	Auto-backed	secured	Unsecured
	loans	loans	loans	loans	loans	loans	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$
Beginning balance	(13,013)	(5,340)	(60,409)	(467,774)	(38,701)	(185,113)	(770,350)	(110,654)
Current year provision	9,803	2,447	34,844	(790,565)	(42,696)	(453,795)	(1,239,962)	(178,109)
Recoveries of Loans previously written off	—	—	—	(33,587)	(1,180)	(340)	(35,107)	(5,043)
Write-offs	—	—	—	388,541	3,979	385,878	778,398	111,810
Deregistration of subsidiary	—	—	—	—	—	7,396	7,396	1,062
Ending balance	(3,210)	(2,893)	(25,565)	(903,385)	(78,598)	(245,974)	(1,259,625)	(180,934)

The following table sets forth the aging of loans receivable as of December 31, 2018 and 2019:

		1‑30	31‑60	61‑90	91‑120	121‑150	151‑180	181‑360	Over 360
		days past	days past	days past	days past	days past	days past	days past	days past
As of December 31, 2018	Current	due	due	due	due	due	due	due	due	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Loans receivable
Auto-backed loans	383,469	15,939	3,523	3,663	578	—	496	3,148	—	410,816
Other secured loans	324,102	7,929	3,168	1,149	—	—	—	—	—	336,348
Unsecured loans	557,229	53,294	8,749	5,287	4,619	3,895	2,629	5,768	—	641,470
Total	1,264,800	77,162	15,440	10,099	5,197	3,895	3,125	8,916	—	1,388,634

		1‑30	31‑60	61‑90	91‑120	121‑150	151‑180	181‑360	Over 360
		days past	days past	days past	days past	days past	days past	days past	days past
As of December 31, 2019	Current	due	due	due	due	due	due	due	due	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$
Loans receivable
Auto-backed loans	143,019	2,339	1,457	1,314	—	109	198	480	—	148,916	21,391
Other secured loans	148,007	3,600	1,087	1,143	—	—	—	—	—	153,837	22,097
Unsecured loans	51,578	17,162	3,450	2,740	3,354	3,271	3,570	11,437	903	97,465	14,000
Total	342,604	23,101	5,994	5,197	3,354	3,380	3,768	11,917	903	400,218	57,488